INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table presents the breakdown of, and changes to, the balance of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$15,251	$6,733	$(1,009)	$(660)	$14,242	$6,073
Additions, net of disposals	266	(25)	16	121	282	96
Acquisitions through business combinations	6,590	8,412	—	—	6,590	8,412
Amortization	—	—	(659)	(442)	(659)	(442)
Foreign currency translation	(1,803)	131	110	(28)	(1,693)	103
Balance, end of year	$20,304	$15,251	$(1,542)	$(1,009)	$18,762	$14,242
The following table presents intangible assets by geography:

AS AT DEC. 31 (MILLIONS)	2018	2017
Brazil	$6,270	$7,537
United States	2,986	73
Canada	2,051	364
Australia	1,873	2,078
United Kingdom	1,860	1,489
Peru	1,118	1,144
Chile	928	1,100
India	843	130
Other	833	327
	$18,762	$14,242

Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Infrastructure	(a)	$11,641	$9,900
Private equity	(b)	5,523	3,094
Real estate	(c)	1,179	1,188
Renewable power and other		419	60
		$18,762	$14,242

a)	Infrastructure
The intangible assets in our Infrastructure segment are primarily related to:

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Concession arrangements of $4.2 billion (2017 – $5.1 billion) at the company’s Brazilian regulated gas transmission operation that provide the right to charge a tariff over the term of the agreements. The agreements have an expiration date between 2039 and 2041, which is the basis for the company’s determination of its remaining useful life. Upon expiry of the agreements, the asset shall be returned to the government and the concession will be subject to a public bidding process.

•
Access agreements of $1.8 billion (2017 – $2.0 billion) with the users of the company’s Australian regulated terminal which are 100% take-or-pay contracts at a designated tariff rate based on the asset value. The access arrangements have an expiration date of 2051 and the company has an option to extend the arrangement an additional 49 years. The aggregate duration of the arrangements and the extension option represents the remaining useful life.

•
Concession arrangements totaling $2.9 billion (2017 – $2.4 billion) relating to the company’s Peruvian, Chilean and Indian toll roads which provide the right to charge a tariff to users of the roads over the terms of the concessions. The Chilean and Peruvian concessions have expiration dates of 2033 and 2043 while the Indian concessions have expiration dates ranging from 2027 to 2041. The company uses these expiration dates as a basis for determining the assets’ remaining useful lives.

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Contractual customer relationships, customer contracts and proprietary technology of $1.4 billion (2017 – n/a) at the company’s North American residential energy infrastructure operations. These assets are amortized straight line over 10 to 20 years.

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Indefinite life intangible assets of $653 million (2017 – $297 million). The increase from 2017 is primarily attributable to the brand value at our recently acquired North American residential energy infrastructure operations.

b)	Private Equity
The intangible assets in our Private Equity segment are primarily related to:

•
Water and sewage concession agreements, the majority of which are arrangements with municipal governments across Brazil, of $1.8 billion (2017 – $2.1 billion). The concession agreements provide the company the right to charge fees to users over the terms of the agreements in exchange for water treatment services, ongoing and regular maintenance work on water distribution assets and improvements to the water treatment and distribution systems. The concession agreements have expiration dates that range from 2037 to 2055 which is the basis for the company’s determination of its remaining useful life. Upon expiry of the agreements, the assets shall be returned to the government.

•
Computer software, patents, trademarks and proprietary technology of $2.1 billion (2017 – $126 million). The increase from 2017 is primarily attributable to the proprietary technology at a service provider to the power generation industry, which we acquired in 2018. The proprietary technology has the potential to provide competitive advantages and product differentiation and is assessed to have a useful life of 15 years.

c)	Real Estate
The company’s intangible assets in its Real Estate segment are attributable to indefinite life trademarks associated with its hospitality assets, primarily Center Parcs and Atlantis. The Center Parcs and Atlantis trademark assets have been determined to have an indefinite useful life as the company has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business models of Center Parcs and Atlantis are not subject to technological obsolescence or commercial innovations in any material way.
Inputs Used to Determine Recoverable Amounts of Intangible Assets
We test finite life intangible assets for impairment when an impairment indicator is identified. Indefinite life intangible assets are tested for impairment annually. We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year